SEGMENT INFORMATION (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)
Number of operating segments | segment	1
Hong Kong SAR
Long-lived assets	¥ 2,670,937	¥ 1,627,832
Singapore
Long-lived assets	¥ 167,818	¥ 0